RECEIVABLES (Details) - USD ($)	Nov. 30, 2021	Nov. 30, 2020	Dec. 01, 2019
Accounts receivable	$ 512,041	$ 7,991
Sales tax receivable	266,464	175,624
Receivables	$ 778,505	$ 183,615	$ 523,327